Supplement dated October 2, 2026

to the Prospectus dated May 1, 2012, as supplemented, for:

Panorama Passage®

Issued by Massachusetts Mutual Life Insurance Company in New York

and C.M. Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective October 1, 2026, this supplement amends certain information in the above-referenced prospectus:

Fund Sub-Adviser Changes:

•	J.P. Morgan Investment Management Inc. will replace Wellington Management Company LLP as sub-adviser to the MML Focused Equity Fund.

•	Putnam Investment Management, LLC will replace Thompson, Siegel & Walmsley LLC as sub-adviser to the MML Foreign Fund.

If you have questions about this supplement or your product, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read the fund prospectuses. Fund prospectuses are available on our website at www.MassMutual.com.

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